Sean M. Clayton (858) 550-6034 sclayton@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

September 6, 2013

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffery P. Riedler, Assistant Director

Re:	Flexion Therapeutics, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted August 2, 2013
CIK No. 0001419600

Dear Mr. Riedler:

Enclosed on behalf of our client, Flexion Therapeutics, Inc. (the “Company”), is a revised confidential draft registration statement on Form S-1 (“Revision No. 1”). Revision No. 1 updates the Company’s confidential draft registration statement on Form S-1 (the “Confidential Draft Registration Statement”) originally submitted confidentially to the Securities and Exchange Commission (the “Commission”) on August 2, 2013. The copy of Revision No. 1 that is enclosed with the paper copy of this letter is marked to show changes from the Confidential Draft Registration Statement.

Revision No. 1 is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated August 30, 2013 with respect to the Confidential Draft Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Revision No. 1.

Staff Comments and Company Responses

General

1.	We note that there are a number of additional exhibits that still need to be filed. Please provide these exhibits as promptly as possible. Please note that we may have comments on these materials once they are provided.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the majority of the exhibits not filed with the Confidential Draft Registration Statement are being filed with Revision No. 1. The Company will provide the remaining exhibits as promptly as possible.

2.	We note that you intend to seek confidential treatment for several of your exhibits. Please note that comments on your confidential treatment request will be sent under separate cover.

Response: The Company acknowledges the Staff’s comment.

3.	Please confirm that the graphics included in your draft registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it does not currently intend to include any additional graphics or photographic material in the prospectus. If, following the date of this letter, the Company determines to include additional graphics or photographic material in the prospectus, it will provide proofs to the Staff prior to use.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company is supplementally providing the Staff with copies of written communications of the type referenced in the first sentence of the Staff’s comment. The Company respectfully advises the Staff that at present there are no research reports of the type referenced in the second sentence of the Staff’s comment. If, following the date of this letter, any such reports are published or distributed, the Company will supplementally provide such materials to the Staff.

Summary

Overview, page 1

5.	Please describe Section 505(b)(2) of the Federal Food, Drug and Cosmetic Act the first time you refer to it in this section.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 1 of Revision No. 1.

The Flexion Portfolio, page 2

6.	We note that your objective is to develop long-lasting injectable pain therapies while avoiding systemic and other serious side effects. In your discussion of your product candidates throughout the draft registration statement, we also note that you refer at various times to the fact that current therapies are associated with numerous systemic and serious side effects. In some cases, you specify certain side effects that have been linked with existing treatments, but in other cases you refer to significant side effects in only general terms. Therefore, where applicable, please revise your draft registration statement to disclose the specific side effects to which you refer when discussing the limitations of current treatments. In addition, when you discuss the safety profile of your product candidates or compare them to the safety of other treatments, please disclose any serious side effects associated with your product candidates that have been observed in your trials.

Response: The Company acknowledges the Staff’s comment and has revised Revision No. 1 to disclose the specific side effects to which the Company refers when discussing the limitations of current treatments. The Company has also revised Revision No. 1 to disclose any serious side effects associated with the product candidates that have been observed in clinical trials when discussing the safety profile of the Company’s product candidates or comparing them to the safety of other treatments.

The Offering, page 6

7.	We note that your disclosure assumes the conversion of all your outstanding convertible preferred stock into an aggregate of 72,780,250 shares of common stock in connection with the closing of this offering. We also note, however, that on pages F-7 and F-20 you indicate that the mandatory conversion of your issued and outstanding preferred stock is contingent on the completion of a qualifying initial public offering. According to your disclosure, a qualifying initial public offering is defined as an initial public offering in which (i) the per share price is at least $3.38 and (ii) the gross cash proceeds to the Company are at least $40,000,000. As there is no guarantee that you will be successful in completing this offering on terms that would trigger mandatory conversion, please revise your disclosure in this section and throughout your draft registration statement, if true, to clarify that the assumed conversion of preferred shares is based on the completion of a qualifying offering that would trigger the mandatory conversion feature of your Series A and B Preferred Stock. Please also describe the terms of this conversion feature in sufficient detail.

In addition, if failure to trigger the mandatory conversion feature could have a material impact on the Company, please describe such consequences and, as applicable, provide a new risk factor that addresses this issue.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

Response: The Company acknowledges the Staff’s comment and advises that its current amended and restated certificate of incorporation also provides that all outstanding shares of preferred stock will automatically convert to common stock upon the affirmative election of the holders of a majority of the then-outstanding shares of preferred stock. The Company has been in dialogue with the holders of its preferred stock and plans to obtain their irrevocable consent to automatically convert all shares of preferred stock upon completion of the initial public offering regardless of the ultimate price to the public or the gross proceeds raised in the offering. Once the election of the holders of its preferred stock has been obtained, the Company proposes to revise its disclosure in a subsequent amendment of the registration statement to reflect the automatic conversion of the preferred stock in connection with the initial public offering. The Company also submits to the Staff that it would not seek to complete an initial public offering absent the above-mentioned election of the holders of preferred stock or other binding arrangement to cause the existing preferred stock to convert to common stock.

Risk Factors

If we fail to obtain additional financing, we would be forced to delay…, page 10

8.	Please disclose the amount of your cash, cash equivalents and working capital and how long these funds will allow you to continue your operations if additional capital is not obtained.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 10 of Revision No. 1.

Our product candidates may cause adverse events or have other properties…, page 14

9.	We note that you have provided two examples of adverse events related to your product candidates. Please expand your disclosure here to discuss all adverse events related to each of your product candidates.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 14 of Revision No. 1 to include the most common adverse events related to the Company’s product candidates. In addition, the Company respectfully advises the Staff that no single adverse event occurred in more than five percent of the patients in any FX006 treatment arm or in all FX006 treatment arms as a whole.

We face potential product liability, and, if successful claims are brought…, page 30

10.	Please quantify the amount of product liability insurance coverage that you carry. For any other types of insurance coverage discussed in your prospectus, please quantify the amount of the coverage.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Pages 30 and II-3 of Revision No. 1.

If we are unable to obtain or protect intellectual property rights related to…, page 31

11.	Please expand your risk factor to provide a cross reference to the section entitled “Patents and Patent Applications” which provides a discussion of your material patents and patent applications.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 31 of Revision No. 1.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

Our ability to use our net operating loss carryforwards and certain other tax…, page 38

12.	Please quantify the amount of your net operating loss carryforwards and your federal and state research and development tax credit carryforwards and provide the expiration dates for the carryforwards in this risk factor.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 38 of Revision No. 1.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies and Significant Judgments and Estimates

Valuation of Common Stock, page 55

13.	Please clarify in your disclosure if your valuations were performed retrospectively or contemporaneously.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Pages 55–59 of Revision No. 1 to clarify that its third-party valuations of common stock were prepared contemporaneously.

14.	To gain a better understanding of your determination of the fair market value of your common stock at each valuation date, please provide us the following information in revised disclosure, as applicable:

—	For each valuation date, tell us the guideline public companies that you selected and what similarities existed between you and the guideline public companies selected such as number of products, types of products, size, working capital, liquidity, etc. Specify any adjustments that were made to reflect differences between you and the public companies selected;

—	Disclose the methodology used to determine your assumed volatility factor from the historical trading volatility for the selected publicly traded peer companies. Tell us the public companies that you selected and what similarities existed between you and the public companies and the volatility determined for each peer company.

—	For each valuation date, disclose how you determined the risk-adjusted discount rate and the discount for lack of marketability assumption and why the discounts are appropriate.

—	With regard to your December 31, 2012 and May 20, 2013 valuations, you state that you considered both an average of pre-money values and the median multiple of invested capital for selected life sciences companies that completed IPO’s from 2011 to 2012 to determine your enterprise value. Please tell us why these methodologies were used to compute your enterprise value.

—	On page 60 you indicate that subsequent to the May 20, 2013 option grant, you received the valuation analysis prepared as of May 20, 2013. Please clarify if the “valuation analysis received” was from a third party valuation expert. If not true, please clarify your disclosure here and with regards to the other valuation periods disclosed.

Response: The Company acknowledges the Staff’s comments and, with respect to the first bullet of the Staff’s comment, respectfully advises the Staff of the following regarding the guideline public companies it selected as of each valuation date and the similarities between the guideline public companies and the Company.

In its valuations of common stock, the Company used the following five publicly traded companies as guideline public companies to develop its model inputs or assumptions: Lpath Inc. (Nasdaq: LPTN); MediciNova, Inc. (Nasdaq: MNOV); Rigel Pharmaceuticals, Inc. (Nasdaq: RIGL); Lexicon Pharmaceuticals, Inc. (Nasdaq: LXRX); and POZEN Inc. (Nasdaq: POZN). Specifically, these five peer companies were used as benchmarks to establish volatility factors in the Company’s December 31, 2011, December 31, 2012 and May 20, 2013 valuations. These same five companies were also used as benchmarks to establish the risk-adjusted discount rate in the Company’s December 31, 2011 valuation; no peer companies, however, were used to determine such discount rates in the December 31, 2012 and May 20, 2013 valuations, in which the Company instead used the results of three studies that indicated rates of return required by venture investors for bridge financing or IPO stage companies. In addition, these five peer companies were used in the Company’s December 31, 2012 and May 20, 2013 valuations as benchmarks to determine the enterprise value in the guideline public company method of the market approach (i.e., the sale scenario) by applying a control premium to the median market capitalization of the five companies.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

The Company respectfully advises the Staff that the five guideline public companies were chosen by management because they are life sciences companies (specifically, drug development companies) that are comparable to the Company in terms of development stage (i.e., companies that had product candidates in pre-clinical development or Phase 2 clinical trials), disease indications addressed (specifically, pain and inflammation therapy) and business model (i.e., development of in-licensed technology). The Company selected these guideline public companies based on the following characteristics and similarities:

•	Lpath is a biotechnology company that focuses on the discovery and development of lipidomic-based therapeutic antibodies for treating human diseases primarily in the United States. Lpath has three product candidates, including (1) iSONEP, a monoclonal antibody against sphingosine-1-phosphate (S1P) formulated for treating retinal diseases, for which Lpath has completed Phase 1 clinical trials; (2) ASONEP, a formulation of the S1P-targeted antibody that has completed Phase 1 clinical trials and is intended for the treatment of cancer and multiple sclerosis; and (3) Lpathomab, an antibody against lysophosphatidic acid, which is in pre-clinical trials and is intended for the treatment of fibrosis, spinal cord injury, traumatic brain injury, neuropathic pain and cancer.

¡	Lpath is similar to the Company in that it is focused on drug development using in-licensed technology. Lpath has three product candidates, two of which are in Phase 2 development and one of which is in pre-clinical development, much like the Company’s product candidates FX006, which has completed Phase 2 development, FX005, which is currently in Phase 2 development, and FX007, which is in pre-clinical development. In addition, one of Lpath’s product candidates, Lpathomab, is being developed as a pain therapy, similar to FX007 (post-operative pain). Lpath and the Company are also similar with regard to total cash, cash equivalents and marketable securities, working capital and the number of full-time employees. The Company considers Lpath to be a comparable company based on its focus on drug development of in-licensed technology, similar development stages of its product candidates, disease indications addressed and size.

•	MediciNova is a development stage biopharmaceutical company that focuses on the development of small-molecule therapeutics for the treatment of serious diseases for the United States market. Its product pipeline consists of (1) MN-166 for the treatment of drug addiction, progressive multiple sclerosis (MS) and pain, and (2) MN-221 for the treatment of acute exacerbations of asthma and chronic pulmonary disease (COPD). MediciNova completed a Phase 2 clinical trial for MN-166 for the treatment of MS, and further Phase 2 and Phase 2a clinical trials are being conducted by investigators at Columbia, New York State Psychiatric Institute, UCLA and by a headache and pain specialist in Australia. MediciNova completed a Phase 2 clinical trial for MN-221 for the treatment of asthma and a Phase 1b clinical trial for MN-221 for the treatment of COPD.

¡	MediciNova is similar to the Company in that it is focused on drug development using in-licensed technology. MediciNova has product candidates in pre-clinical and Phase 2 stages of development, much like FX006, which has completed Phase 2 development, FX005, which is in Phase 2 development, and FX007, which is in pre-clinical development. In addition, one of MediciNova’s product candidates, MN-166, is being developed as a pain therapy, similar to FX007 (post-operative pain). MediciNova and the Company are also similar with regard to total cash, cash equivalents and marketable securities, working capital and the number of full-time employees. The Company considers MediciNova to be a comparable company based on its focus on drug development of in-licensed technology, similar development stages for certain of its product candidates, disease indications addressed and size.

•	Rigel is a clinical-stage drug development company that engages in the discovery and development of novel, small-molecule drugs for the treatment of inflammatory and autoimmune diseases as well as muscle disorders. Its product development programs include (1) fostamatinib, an oral spleen tyrosine kinase (SYK) inhibitor that is in Phase 3 clinical trials for rheumatoid arthritis; (2) R343, an inhaled SYK inhibitor, which completed Phase 1 clinical trials for asthma; (3) R333, a topical JAK/SYK inhibitor, which is in Phase I clinical trials for the treatment of discoid lupus; and (4) R548, an oral janus kinase 3 (JAK3) inhibitor that is in Phase 1 clinical trials for the treatment of transplant rejection and other immune disorders.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

¡	Rigel is similar to the Company in that it is focused on drug development of in-licensed technology. In addition, the indication of Rigel’s lead product candidate is inflammation, which is also the indication of FX005 (end-stage osteoarthritis pain) and FX006 (moderate to severe osteoarthritis pain). Four of Rigel’s six product candidates are in either the pre-clinical or Phase 2 development stage. This is consistent with the development stage of the Company’s products, including FX006, which has completed Phase 2 development, FX005, which is currently in Phase 2 development, and FX007, which is in pre-clinical development. The Company considers Rigel to be a comparable company based on its focus on drug development of in-licensed technology, disease indications addressed and similar development stages for certain product candidates.

•	Lexicon is a biopharmaceutical company that focuses on the discovery and development of treatments for human disease. Its portfolio of drug programs include (1) LX4211, a dual inhibitor of sodium-glucose cotransporters 1 and 2, which is in Phase 2b clinical trials for the treatment of type 2 diabetes; (2) LX1032, an inhibitor of tryptophan hydroxylase, for which Lexicon is preparing for Phase 3 registrational trials in patients with carcinoid syndrome and has initiated a Phase 2 proof-of-concept trial for patients with ulcerative colitis; and (3) LX1033, a serotonin synthesis inhibitor that is in Phase 2 clinical trials for the treatment of irritable bowel syndrome. Lexicon has also completed a Phase 2 clinical trial and a subsequent dose-ranging study of LX2931, an orally-delivered small molecule compound that is in development as a treatment for rheumatoid arthritis, and a Phase 1 clinical trial of LX7101, a topically-delivered small molecule compound that is in development as a treatment for glaucoma.

¡	Lexicon is similar to the Company in that the disease indication of one of its Phase 2 development candidates, LX2931 (an inflammation therapy being developed for the treatment of rheumatoid arthritis), is similar to FX006 (for treatment of moderate to severe osteoarthritis pain) and FX005 (end-stage osteoarthritis pain). Six of Lexicon’s seven product candidates are in Phase 2 development, similar to FX006, which has completed Phase 2 development, and FX005, which is currently in Phase 2 development. The Company considers Lexicon to be a comparable company based on its drug development focus, disease indications addressed and the similar development stage for certain product candidates.

•	POZEN is a pharmaceutical company that develops products for the treatment of acute and chronic pain, and other pain-related conditions in the United States. Its products include (1) Treximet, for acute treatment of migraine attacks with or without aura in adults, and (2) VIMOVO, for the relief of signs and symptoms of osteoarthritis, rheumatoid arthritis and ankylosing spondylitis and to decrease the risk of developing gastric ulcers in patients at risk of developing non-steroidal anti-inflammatory drug-associated gastric ulcers. POZEN also develops PA32540, which completed two Phase 3 trials for the secondary prevention of cardiovascular disease in patients at risk for gastric ulcers. POZEN is also in the process of developing a low-dose version of PA32540 known as PA8140. The Food and Drug Administration accepted for review POZEN ‘s new drug application for both PA32540 and PA8140 in May 2013.

¡	POZEN is similar to the Company in that two of its products address similar disease indications as those of the Company. Specifically, Treximet, which treats pain and inflammation, and VIMOVO, which treats inflammation, are similar to the indications addressed by FX006 (moderate to severe osteoarthritis pain), FX005 (end-stage osteoarthritis pain) and FX007 (post-operative pain). The Company considers POZEN to be a comparable company based on its disease indications addressed, drug development focus and size.

In further response to the Staff’s comment, the Company did not make any specific adjustments to reflect differences between the Company and the selected publicly traded peer companies. While the Company acknowledges that the guideline companies exhibit some dissimilarities to its business in certain respects, the Company accounted for the differences by using the median market capitalization of these companies under the market approach. In addition, to appropriately adjust for risks specific to the Company’s own business, including its development stage relative to the peer companies, the Company applied a risk-adjusted discount rate to the equity values determined under the guideline transaction method and guideline public company method.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

In addition to the five publicly traded peer companies described above, which were used as benchmarks in developing the Company’s volatility and risk-adjusted discount rate assumptions and to determine the enterprise value in the guideline public company method of the market approach, the Company used other publicly traded companies as benchmarks of enterprise values (i) under the IPO scenario of the PWERM approach in the December 31, 2012 and May 20, 2013 valuations and (ii) under the guideline public company method of the market approach in the December 31, 2011 valuation. These other publicly traded companies were selected based on the similarity of their industry, business model and stage of development to ours at the time of their IPOs.

•	In the third-party valuation of its common stock performed as of December 31, 2011, the Company considered the following life sciences IPOs that took place during 2010 and 2011 to determine a range of multiples of invested capital indicated by these transactions: Clovis Oncology, Inc. (Nasdaq: CLVS), NewLink Genetics Corporation (Nasdaq: NLNK), Horizon Pharma, Inc. (Nasdaq: HZNP), Sagent Pharmaceuticals, Inc. (Nasdaq: SGNT), Tranzyme Pharma (Nasdaq: TZYM), AcelRx Pharmaceuticals, Inc. (Nasdaq: ACRX), BG Medicine, Inc. (Nasdaq: BGMD), Endocyte, Inc. (Nasdaq: ECYT), Pacira Pharmaceuticals, Inc. (Nasdaq: PCRX), Anacor Pharmaceuticals, Inc. (Nasdaq: ANAC), Zogenix, Inc. (Nasdaq: ZGNX), Complete Genomics (Nasdaq: GNOM), Pacific Biosciences of California, Inc. (Nasdaq: PACB), Aegerion Pharmaceuticals, Inc. (Nasdaq: AEGR), NuPathe, Inc. (Nasdaq: PATH), Trius Therapeutics, Inc. (Nasdaq: TSRX), Alimera Sciences, Inc. (Nasdaq: ALIM), Tengion, Inc. (Nasdaq: TNGN), AVEO Pharmaceuticals, Inc. (Nasdaq: AVEO), Anthera Pharmaceuticals, Inc. (Nasdaq: ANTH) and Ironwood Pharmaceuticals, Inc. (Nasdaq: IRWD).

•	In the third-party valuation of its common stock performed as of December 31, 2012, the Company considered the following life sciences IPOs that took place during 2011 and 2012 to determine a rate of return indicated by these transactions: Kythera Biopharmaceuticals, Inc. (Nasdaq: KYTH), Intercept Pharmaceuticals, Inc. (Nasdaq: ICPT), Regulus Therapeutics Inc. (Nasdaq: RGLS), Hyperion Therapeutics, Inc. (Nasdaq: HPTX), Durata Therapeutics, Inc. (Nasdaq: DRTX), Tesaro, Inc. (Nasdaq: TSRO), Supernus Pharmaceuticals, Inc. (Nasdaq: SUPN), Merrimack Pharmaceuticals, Inc. (Nasdaq: MACK), ChemoCentryx, Inc. (Nasdaq: CCXI), Cempra, Inc. (Nasdaq: CEMP), Verastem, Inc. (Nasdaq: VSTM), Clovis Oncology, Inc. (Nasdaq: CLVS) and NewLink Genetics Corporation (Nasdaq: NLNK).

•	In the third-party valuation of its common stock performed as of May 20, 2013, the Company considered the following life sciences IPOs that took place during 2012 and 2013 to determine a rate of return indicated by these transactions: Omthera Pharmaceuticals, Inc. (Nasdaq: OMTH), Chimerix, Inc. (Nasdaq: CMRX), Enanta Pharmaceuticals, Inc. (Nasdaq: ENTA), Tetraphase Pharmaceuticals, Inc. (Nasdaq: TTPH), Stemline Therapeutics, Inc. (Nasdaq: STML), KaloBios Pharmaceuticals, Inc. (Nasdaq: KBIO), Kythera Biopharmaceuticals, Inc. (Nasdaq: KYTH), Intercept Pharmaceuticals, Inc. (Nasdaq: ICPT), Regulus Therapeutics Inc. (Nasdaq: RGLS), Hyperion Therapeutics, Inc. (Nasdaq: HPTX), Durata Therapeutics, Inc. (Nasdaq: DRTX), Tesaro, Inc. (Nasdaq: TSRO) and Supernus Pharmaceuticals, Inc. (Nasdaq: SUPN).

In response to the second bullet of the Staff’s comment, the Company has revised its disclosure on Pages [56–59] of Revision No. 1 to clarify the methodology used to determine the assumed volatility factor at each valuation date. In addition, the Company respectfully advises the Staff that the publicly traded peer companies used in the determination of volatility were POZEN Inc. (Nasdaq: POZN); Lpath Inc. (Nasdaq: LPTN); Lexicon Pharmaceuticals, Inc. (Nasdaq: LXRX); MediciNova, Inc. (Nasdaq: MNOV); and Rigel Pharmaceuticals, Inc. (Nasdaq: RIGL). These companies were chosen by management based upon certain similarities to the Company in terms of industry, stage of development, indications addressed and business model. The Company respectfully advises the Staff to refer to the Company’s response to bullet one of Comment No. 14 for additional information regarding factors considered by the Company in determining its publicly traded peer companies.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

In addition, the Company respectfully advises the Staff that the table below presents the volatility of each of the Company’s publicly traded peer companies at each valuation date:

	December 2011 Valuation					December 2012 Valuation					May 2013 Valuation
Peer Company:	1 year	2 year	3 year	4 year	5 year	1 year	2 year	3 year	4 year	5 year	1 year	2 year	3 year	4 year	5 year
POZEN Inc.	63%	59%	60%	62%	65%	49%	56%	56%	58%	59%	37%	56%	51%	53%	58%
Lpath Inc.	72%	68%	71%	67%	NA	59%	66%	65%	68%	66%	46%	52%	62%	62%	65%
Lexicon Pharmaceuticals, Inc.	76%	68%	77%	83%	77%	63%	66%	66%	74%	80%	58%	66%	63%	69%	78%
Medicinova, Inc.	76%	63%	78%	76%	70%	82%	79%	70%	79%	77%	72%	75%	75%	74%	80%
Rigel Pharmaceuticals, Inc.	47%	44%	64%	64%	82%	47%	47%	45%	55%	60%	58%	53%	49%	54%	62%

NA: Not available as the stock was not publicly traded for the entire period

In response to the third bullet of the Staff’s comment, the Company has revised the disclosure on Pages 55–59 of Revision No. 1 to disclose how the Company determined the risk-adjusted discount rate and the discount for lack of marketability assumption and why the discounts are appropriate.

In response to the fourth bullet of the Staff’s comment, the Company has revised its disclosure on Pages 57–58 and respectfully advises the Staff that for the December 31, 2012 and May 20, 2013 valuations it used a median rate of return indicated by selected life sciences companies that had recently completed IPOs to estimate enterprise value under the market approach for the IPO scenario. A median rate of return was used because it provides an objective benchmark for determining the value of an enterprise. The median rate of return reflects the rate that a public investor would pay to the Company’s holders of Series B Preferred Stock in an IPO as a return on their investment. The Company also considered the median multiple of invested capital for the life science companies that had recently completed IPOs at the time of the applicable IPO in order to corroborate the fair value derived from the use of the median rate of return. Invested capital was used because it also provides an objective benchmark for determining the value of an enterprise. Invested capital provides a measure of the scale of investors’ commitment to the company, the amount expended in developing the technology (including the cost of clinical trials) and the availability of cash to meet future requirements.

In response to the fifth bullet of the Staff’s comment, the Company has revised the disclosure on Pages 57–60 of Revision No. 1 to clarify that the valuation analysis was received from a third-party valuation firm.

15.	In explaining the change in fair value of your common stock, quantify the enterprise value, implied equity value, and value of the common stock before discounts that were determined at each date.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Pages [57-59] of Revision No. 1 to quantify the enterprise value, implied equity value and value of the common stock before discounts that were determined at each date.

16.	Please note the following once your IPO price has been determined:

—	Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

—	Confirm that no additional equity issuances were made subsequent to the latest balance sheet or provide additional disclosure in that regard.

—	We may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price.

Response: The Company acknowledges the Staff’s comments and will provide the requested disclosures and confirmation once it has determined an estimated offering price.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

Business

Overview, page 69

17.	Please briefly explain why you consider your lead product candidate, FX-006, to be “first-in-class.”

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that FX006 is the first steroid treatment formulated with PLGA for a sustained-release delivery of the steroid following intra-articular injection.

18.	Please revise your disclosure to clarify the meaning of “systemic” side effects.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 69 of Revision No. 1.

19.	Please clarify the meaning of the term “concomitant medical conditions.”

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 70 of Revision No. 1.

The Flexion Portfolio, page 74

20.	Please explain the term “concomitant comorbidities” in this section.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 74 of Revision No. 1.

21.	We note your assertion on page 74 that clinical data suggest FX006 and FX005 “may provide local therapeutic concentrations that could last for at least three months and result in very low systemic concentrations of drug.” However, the basis for this statement is unclear given that patients in your Phase 2a trial for FX006 were evaluated for only six weeks following treatment. While each of your Phase 2b trial for FX006 and your Phase 2a trial for FX005 evaluated patients for at least 12 weeks after injection, your disclosure suggests that neither of these studies were designed to measure drug concentration. Instead, these trials appear to have been principally concerned with an assessment of pain relief, whereas the six-week Phase 2a trial for FX006 collected relevant data on plasma and synovial fluid concentrations of TCA over time. Accordingly, please revise your disclosure to provide the basis for your belief that FX006 and FX005 may sustain therapeutic concentrations lasting at least three months.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 74 of Revision No. 1.

FX006-Front Line IA Therapy for Patients with Moderate to Severe OA Pain, page 76

22.	You state here and elsewhere in your prospectus that FX006 has been studied in two clinical trials in 196 patients. However, under the section entitled “FX006 Development Program,” you state that your Phase 2b trial had 228 patients and your Phase 2a trial had 24 patients. Please revise your disclosure to account for this apparent discrepancy.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 76 of Revision No. 1.

FX006 Development Program

Study FX006-2011-001, page 76

23.	Please expand your disclosure to provide the meaning of “responder status” and “rescue medication consumption,” as well as brief descriptions of the WOMAC, PGIC and CGIC scales.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 77 of Revision No. 1.

24.	Please explain the meaning and significance of p-values in this section.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 77 of Revision No. 1.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

25.	Please explain what you mean by “maximal” plasma concentrations and provide a definition for “synovial fluid” and “serum cortisol.” In addition, please revise as necessary to clarify:

—	the therapeutic significance of TCA concentration in synovial fluid;

—	the relationship of plasma concentration of TCA to systemic side effects;

—	the relationship of circulating serum cortisol levels to the HPA axis; and

—	the significance of reductions in serum cortisol

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Pages 79–80 of Revision No. 1.

FX005 Development Program, page 80

26.	Please define the term “diluent” the first time it appears in your prospectus.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 81 of Revision No. 1.

27.	We note your disclosure in this section that FX005 has completed a phase 2a clinical trial in 70 patients. However, the subsequent subsection entitled, “Study FX005-2010-001” states that 140 patients participated in the Phase 2a clinical trial. Please revise your disclosure to account for this apparent discrepancy.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 81 of Revision No. 1.

Indemnification Agreements, page 123

28.	Please file the indemnification agreements, or form of agreement, with your directors and executive officers as exhibits.

Response: The Company acknowledges the Staff’s comment and has filed the form of indemnification agreement as Exhibit 10.1 to Revision No. 1.

Lock-Up Agreements, page 133

29.	Please file the lock-up agreements as exhibits.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the form of lock-up agreement will be filed as an exhibit to the Underwriting Agreement to be filed as Exhibit 1.1 to the registration statement.

Market and Industry Data, page 144

30.	Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. Your statements that you have not independently verified market and industry data and that internal company research and market definitions were not verified by any independent source could imply that you are not taking liability for this information. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete these statements or include a statement specifically accepting liability for these statements.

Response: The Company acknowledges the Staff’s comment and has deleted the statements in the Confidential Draft Registration Statement indicating that the Company has not independently verified market and industry data and that internal research and market definitions were not verified by any independent source.

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com

September 6, 2013

Note 9. Convertible Preferred Stock, page F-17

31.	Please revise your disclosure to address the following, as applicable:

—	State the number of common stock warrants that were issued in the Series B preferred stock issuance in December 2012;

—	Clarify what you mean by “(i) the consummation of a qualified initial public offering; and

—	Why you did not believe that the warrants would not be issued and therefore no value was assigned to the warrants separately at December 31, 2012 and June 30, 2013. Provide us your accounting basis to support your accounting.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page F-18 of Revision No. 1. In the revised disclosure, the Company has stated the number of shares of common stock contingently issuable under the warrants, clarified that the warrants expire upon a “registered” initial public offering as defined therein and disclosed why the Company ascribed no value to the warrants at date of issuance. In addition, the Company respectfully advises the Staff of the following with respect to its accounting for the warrants.

In assessing the accounting for the contingent warrants at the date of the commitment to issue them contingently, the Company’s first step was to determine whether the instrument is freestanding or is embedded within a host instrument. The FASB Master Glossary defines a freestanding instrument and requires that it (a) be entered into separately and apart from other instruments or equity transactions, or (b) although entered into in conjunction with another transaction, be separately exercisable and legally detachable. As the contingent warrant arrangement was entered into in connection with the issuance of the Series B Preferred Stock, the analysis rests upon the determination of whether the warrants are “separately exercisable” and “legally detachable”. Because each Series B investor may independently transfer its right to receive the warrants and, separately, is entitled to transfer or sell the Series B Preferred Stock while independently maintaining the right to receive the warrants, the warrants were concluded to be a freestanding instrument at the date of the Company’s commitment to issue them contingently. The same conclusion would be true at anytime that the warrants are actually issued upon resolution of the contingency or until the warrants expire.

The Company next analyzed these freestanding equity-linked instruments to determine if they are within the scope of ASC 480—Distinguishing Liabilities from Equity. Typically, a freestanding written call option, such as a warrant, is excluded from the scope of ASC 480, so long as the contract does not require delivery of redeemable shares. Because the warrants provide the holders with the right to purchase shares of common stock, the warrants were instead evaluated to determine if they should be accounted for as an equity instrument or as a liability in accordance with ASC 815—Derivatives and Hedging. ASC 815-10-15-74(a) states that a contract which is both (1) indexed to the issuer’s own stock and (2) meets the requirements for equity classification shall not be considered a derivative, and therefore would not be subject to liability treatment pursuant to ASC 815.

To determine if an instrument is indexed to its own stock, ASC 815-40-15-7 requires a two-step approach: first, evaluate the instrument’s contingent exercise provisions, if any, and second, evaluate the instrument’s settlement provisions. In making this assessment, the Company noted that there is an exercise contingency associated with the warrants. Their issuance (and therefore their exercise) is contingent upon failure of the Company to enroll the first patient in a Phase 2b clinical trial for FX005 (with a planned enrollment of at least 100 patients) by February 15, 2014. Such exercise contingency is not based on either an observable market or observable index. Therefore, pursuant to ASC 815-40-15-7A, the Company concluded that the exercise contingency, which is based on the Company’s own operations, can be considered to be indexed to its own stock.

Furthermore, in order for the contract to be considered indexed to its own stock, the warrants must meet the criteria of ASC 815-40-15-7C, which states that an instrument (or embedded feature) shall be considered indexed to an entity’s own stock if its settlement amount will equal the difference between the following: (a) the fair value of a fixed number of the entity’s equity shares and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the entity. Because the settlement terms of the warrants provide for a settlement amount that is equivalent to the difference between the fair value of a fixed number of the Company’s equity shares (i.e., 1,773,676 shares of common stock) and a fixed monetary amount (i.e., the exercise price of $0.01 per share), the Company believes that the criteria of ASC 815-40-15-7C is met. While the warrants require adjustment to the exercise price and the number of shares in the event of any changes to the number of outstanding shares of the Company’s common stock (such as for stock dividends, splits, recapitalizations, conversions, mergers, etc.), these inputs do not preclude the instrument from being indexed to the Company’s own stock, provided that they are inputs in the fixed-for-fixed model, which specifically includes dividends, stock splits and other dilutive activities. Therefore, the Company concluded that the first criterion of ASC 815-10-15-74(a) is met.

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September 6, 2013

In order to be classified as equity, the warrants must also meet the additional requirements of ASC 815-40-25-10 to ensure that the issuer has the ability to settle the contract in shares. In reviewing the terms of the warrants, the Company noted the following conditions:

—	No cash settlement features exist,

—	Settlement is permitted in unregistered shares,

—	Sufficient authorized and unissued shares exist,

—	Settlement terms contain an explicit share limit,

—	No required cash payments related to SEC filing requirements exist,

—	No cash settled top-off or make-whole provisions exist,

—	No provisions which indicate counter-party rights exceed shareholder rights, and

—	No collateral is required.

Based on this assessment of conditions, the Company concluded that the second criterion of ASC 815-10-15-74(a) is also met. Accordingly, the Company believes that the warrants meet the criteria to be classified as equity in its balance sheet.

As the warrants are freestanding and considered a separate unit of accounting, proceeds from the issuance of Series B Preferred Stock should be allocated to both the Series B Preferred Stock and the warrants, pursuant to ASC 470-20-30-1. As noted above, the warrants are contingently issuable; specifically, they will only be issued if the Company has not initiated and enrolled the first patient in a multi-dose Phase 2b clinical trial with planned enrollment of at least 100 patients for its FX005 product candidate by February 15, 2014. During 2012, the Company successfully completed a Phase 2a trial with respect to FX005. At the issuance date (December 2012) of the Series B Preferred Stock, the initiation of a Phase 2b clinical trial to satisfy the contingency of the warrants was within the Company’s control. Given this, the Company believed that the likelihood of issuing the warrants was very low (less than remote). Accordingly, the value of the warrants was immaterial, and, on that basis, no value was ascribed to the warrants as of the date of the Company’s commitment to issue them contingently. Further, due to their equity classification, the warrants are not required to be marked to market at each reporting period subsequent to that date.

**********

The Company respectfully requests the Staff’s assistance in completing the review of the Confidential Draft Registration Statement and Revision No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Revision No. 1 or this response letter to me at (858) 550-6034. Thank you.

Sincerely,

Cooley LLP

Sean M. Clayton, Esq.

cc:	Michael D. Clayman, Flexion Therapeutics, Inc.
Frederick W. Driscoll, Flexion Therapeutics, Inc.
Thomas A. Coll, Esq., Cooley LLP
Marc Recht, Esq., Cooley LLP
Mitchell Bloom, Esq., Goodwin Procter LLP
Edward King, Esq., Goodwin Procter LLP

4401 Eastgate Mall, San Diego, CA 92121    T: (858) 550-6000    F: (858) 550-6420    www.cooley.com